UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21148
Eaton Vance Insured New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund                                                                  as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.1%

Principal Amount (000’s omitted)	Security	Value
	Electric Utilities — 1.8%
$1,950	Long Island Power Authority Electric System Revenue, 5.00%, 9/1/27	$2,056,139
1,000	New York Power Authority, 5.25%, 11/15/40	1,079,940
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,073,760
		$4,209,839
	General Obligations — 8.4%
5,500	New York, 5.00%, 3/1/30	5,839,680
3,000	New York, 5.00%, 12/1/33	3,174,480
1,500	New York, 5.25%, 1/15/28	1,615,440
3,500	New York City, 5.25%, 8/15/26	3,810,625
3,075	New York City, 5.25%, 6/1/27	3,294,678
2,000	New York City, 5.25%, 1/15/33	2,148,540
		$19,883,443
	Hospital — 5.8%
1,180	New York Dormitory Authority Revenue, (Lenox Hill Hospital), 5.50%, 7/1/30	1,245,856
1,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/34	1,844,920
10,000	New York Dormitory Authority, (North General Hospital), 5.00%, 2/15/25	10,553,600
		$13,644,376
	Insured-Electric Utilities — 5.0%
4,000	Long Island Power Authority Electric System Revenue, (FSA), 0.00%, 6/1/22	1,979,880
7,500	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	8,020,050
4,785	Long Island Power Authority, (FSA), 0.00%, 6/1/28	1,767,053
		$11,766,983
	Insured-General Obligations — 3.0%
1,750	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	1,852,918
2,700	Sachem Central School District, Holbrook, (MBIA), 5.00%, 10/15/26	2,895,669
2,085	Sachem Central School District, Holbrook, (MBIA), 5.00%, 10/15/28	2,236,100
		$6,984,687

	Insured-Hospital — 22.9%
$15,500	New York City Health and Hospital Corp., (Health Systems), (AMBAC), 5.00%, 2/15/23	$16,632,585
10,600	New York Dormitory Authority, (Hospital Surgery), (MBIA), 5.00%, 2/1/38	10,925,526
6,800	New York Dormitory Authority, (Maimonides Medical Center), (MBIA), 5.00%, 8/1/33	7,268,112
4,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/26	1,613,440
23,835	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/28	8,683,806
26,070	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/29	8,956,609
		$54,080,078
	Insured-Other Revenue — 3.4%
5,535	New York City Cultural Resource, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	5,871,362
2,000	New York City Cultural Resource, (Wildlife Conservation Society), (FGIC), 5.00%, 2/1/34	2,134,320
		$8,005,682
	Insured-Private Education — 28.5%
4,000	Madison County, IDA, (Colgate University), (MBIA), 5.00%, 7/1/39	4,268,720
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/41	17,220,720
11,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	12,293,270
2,225	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.125%, 7/1/26	2,413,547
1,000	New York Dormitory Authority, (Iona College), (XLCA), 5.125%, 7/1/32	1,060,910
4,250	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	4,459,780
5,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	5,218,400
3,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/40	3,711,180
13,585	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/32	14,608,901
1,820	New York Dormitory Authority, (Rockefeller University), (MBIA), 4.75%, 7/1/37	1,858,984
		$67,114,412

	Insured-Public Education — 6.3%
$1,635	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/22	$1,884,272
1,870	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/24	2,158,691
1,000	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/25	1,158,180
9,500	New York Dormitory Authority, (University Educational Facility), (MBIA), 4.75%, 5/15/25	9,643,545
		$14,844,688
	Insured-Solid Waste — 1.8%
1,790	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	937,548
1,240	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/22	618,152
1,090	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	516,660
1,490	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/24	672,109
3,735	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,605,154
		$4,349,623
	Insured-Special Tax Revenue — 15.1%
15,560	Metropolitan Transportation Authority, Petroleum Tax Fund, (FSA), 5.00%, 11/15/32 (1)	16,468,237
7,250	New York City Transitional Finance Authority, (Future Tax), (MBIA), 5.00%, 5/1/31	7,675,865
8,300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,983,352
4,430	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	1,029,000
35,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	5,721,100
5,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,617,935
		$35,495,489
	Insured-Transportation — 33.4%
32,500	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/30	34,439,275
5,775	Port Authority of New York and New Jersey, (MBIA), 5.125%, 10/15/30	6,080,324

$11,500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	$12,260,610
24,600	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	26,035,902
		$78,816,111
	Insured-Water and Sewer — 11.0%
7,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38	7,421,540
10,000	New York City Municipal Water Finance Authority, Water and Sewer, (MBIA), 5.125%, 6/15/34	10,630,400
7,500	Niagara Falls Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	7,966,200
		$26,018,140
	Insured-Water Revenue — 0.5%
1,000	Buffalo Municipal Water Finance Authority, (FSA), 5.125%, 7/1/32	1,063,410
		$1,063,410
	Lease Revenue/Certificates of Participation — 1.8%
4,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	4,257,160
		$4,257,160
	Private Education — 2.1%
1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	1,720,693
3,065	Rensselaer County Industrial Development Agency, (Rensselaer Polytech Institute), 5.125%, 8/1/27	3,201,484
		$4,922,177
	Transportation — 8.3%
14,500	Port Authority of New York and New Jersey, 5.00%, 9/1/38	15,392,475
3,990	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	4,240,931
		$19,633,406
	Total Tax-Exempt Investments — 159.1% (identified cost $350,127,984)	$375,089,704
	Other Assets, Less Liabilities — 1.4%	$3,241,838
	Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.5)%	$(142,515,334)
	Net Assets Applicable to Common Shares— 100.0%	$235,816,208

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 82.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 36.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	726 U.S. Treasury Bond	Short	$(84,656,307)	$(86,212,500)	$(1,556,193)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$350,081,259
Gross unrealized appreciation	$25,008,445
Gross unrealized depreciation	—
Net unrealized appreciation	$25,008,445

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 22, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 22, 2005